FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 2,745	$ 1,873
Corporate borrowings	3,173	2,475
Non-recourse borrowings	20,177	18,676
Financial liabilities	3,374	2,173
Lease liabilities	4,858	2,795
Interest Expense:
Corporate borrowings	477	436
Non-recourse borrowings	6,226	5,620
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	2,346	1,626
Corporate borrowings	0	0
Non-recourse borrowings	1,052	1,405
Financial liabilities	696	327
Lease liabilities	279	223
Interest Expense:
Corporate borrowings	72	74
Non-recourse borrowings	853	715
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	27	29
Corporate borrowings	0	0
Non-recourse borrowings	881	1,019
Financial liabilities	1,138	293
Lease liabilities	247	194
Interest Expense:
Corporate borrowings	72	74
Non-recourse borrowings	811	660
Later than two years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	71	31
Corporate borrowings	1,681	1,705
Non-recourse borrowings	8,336	7,110
Financial liabilities	350	1,080
Lease liabilities	647	475
Interest Expense:
Corporate borrowings	163	165
Non-recourse borrowings	1,970	1,762
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	301	187
Corporate borrowings	1,492	770
Non-recourse borrowings	9,908	9,142
Financial liabilities	1,190	473
Lease liabilities	3,685	1,903
Interest Expense:
Corporate borrowings	170	123
Non-recourse borrowings	$ 2,592	$ 2,483